PROMISSORY NOTES (Narrative) (Details)	12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 $ / shares	Jan. 31, 2023 USD ($)
Convertible Debentures And Promissory Notes [Line Items]
Interest expense	$ 35,210	$ 455,091
Interest paid - cash	51,562	$ 504,147
Convertible promissory notes [Member] | June 13, 2018 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Aggregate principal amount				$ 2,000,000
Conversion price per share | $ / shares			$ 1
Interest rate of convertible promissory notes				4.00%
Fair value of derivative liability	$ 0